SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	40 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

		Fair Value Measurements at Reporting Date Using
Description	Year Ended December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale securities	50,000	—	50,000	—

Assets measured at fair value on a non-recurring basis

			Fair Value Measurements at Reporting Date Using
Year Ended December 31,	Description	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total loss
2012	Property and equipment	4,991	—	—	4,991	5,349
2013	Property and equipment	5,382	—	—	5,382	7,965

Schedule of share-based compensation expense recognized

	Year Ended December 31,
	2011	2012	2013
Hotel operating costs	2,115	2,592	4,948
Selling and marketing expenses	783	1,031	973
General and administrative expenses	12,585	17,214	24,547
Total	15,483	20,837	30,468